UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------

                          C/O The CT Corporation System
                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                                DST Systems, Inc.
                              Kansas City, MO 64141
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


Equity Fund                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


                                                                               Market
                                                                               Value
    Shares                                                                     (000)
 -------------                                                            --------------

                                    COMMON STOCK -- 98.8%
   CONSUMER DISCRETION -- 8.3%
      38,170   Carnival (A)                                               $      1,805
      54,390   Clear Channel Communications (A)                                  1,695
      41,592   Home Depot                                                        1,631
     132,403   IAC/InterActiveCorp* (A)                                          2,916
      32,633   Omnicom Group                                                     2,384
      67,860   Viacom, Cl B (A)                                                  2,277
                                                                          ------------
                                                                                12,708
                                                                          ------------
   CONSUMER STAPLES -- 10.2%
      26,660   Anheuser-Busch                                                    1,331
      44,263   CVS                                                               1,865
      68,080   PepsiCo                                                           3,312
      56,740   Procter & Gamble                                                  3,071
      69,710   Sysco                                                             2,086
      75,710   Wal-Mart Stores                                                   4,028
                                                                          ------------
                                                                                15,693
                                                                          ------------
   ENERGY -- 10.2%
      27,150   Devon Energy                                                      1,928
     109,930   Exxon Mobil                                                       5,313
      99,040   GlobalSantaFe                                                     3,036
      50,260   Halliburton                                                       1,693
      54,308   Schlumberger Ltd.                                                 3,655
                                                                          ------------
                                                                                15,625
                                                                          ------------
   FINANCIALS -- 18.7%
      23,650   AMBAC Financial Group (A)                                         1,891
      33,263   American Express                                                  1,712
      53,875   American International Group                                      3,663
     103,843   Citigroup                                                         4,581
      29,990   Goldman Sachs Group                                               2,796
      83,680   JPMorgan Chase                                                    3,325
      57,280   Mellon Financial                                                  1,586
      66,330   Morgan Stanley                                                    3,270
      40,274   St. Paul Travelers                                                1,331
      35,070   Washington Mutual                                                 1,370
      52,100   Wells Fargo                                                       3,107
                                                                          ------------
                                                                                28,632
                                                                          ------------
   HEALTH CARE -- 15.1%
      76,560   Amgen*                                                            4,339
      84,417   Boston Scientific*                                                3,354
      20,710   Eli Lilly                                                         1,243
      16,351   Genzyme* (A)                                                        890
      45,930   Gilead Sciences*                                                  1,717
      18,792   HCA                                                                 717
      69,289   Johnson & Johnson                                                 3,903
     193,750   Pfizer                                                            5,929
      14,127   UnitedHealth Group                                                1,042
                                                                          ------------
                                                                                23,134
                                                                          ------------
   INDUSTRIALS -- 13.0%
      18,032   3M                                                                1,442
      17,920   General Dynamics                                                  1,830
     155,805   General Electric                                                  5,232
      35,230   Illinois Tool Works (A)                                           3,282


Bishop Street Funds                                                        September 30, 2004


Equity Fund                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                Market
  Shares/Face                                                                   Value
 Amount (000)                                                                   (000)
 -------------                                                            --------------
   INDUSTRIALS (CONTINUED)
      20,097   Mohawk Industries*                                         $      1,595
      70,282   Pentair                                                           2,454
      48,710   Tyco International Ltd. (A)                                       1,493
      25,420   Union Pacific                                                     1,490
      15,540   United Parcel Service/Georgia, Cl B                               1,180
                                                                          ------------
                                                                                19,998
                                                                          ------------
   INFORMATION TECHNOLOGY -- 14.9%
     188,718   Applied Materials* (A)                                            3,112
      93,510   Cisco Systems*                                                    1,693
      42,459   Dell*                                                             1,512
     145,870   Flextronics International Ltd.* (A)                               1,933
      38,500   Hewlett-Packard                                                     722
      96,710   Intel                                                             1,940
      16,982   International Business Machines                                   1,456
      21,972   Linear Technology                                                   796
     161,894   Microsoft                                                         4,476
      71,359   Paychex                                                           2,151
      19,620   SAP ADR*                                                            764
      40,904   Symantec*                                                         2,245
                                                                          ------------
                                                                                22,800
                                                                          ------------
   MATERIALS -- 5.0%
      93,266   Alcoa                                                             3,133
      28,473   EI Du Pont de Nemours                                             1,218
      77,910   Praxair                                                           3,330
                                                                          ------------
                                                                                 7,681
                                                                          ------------
   TELECOMMUNICATIONS -- 3.4%
      21,400   Qualcomm                                                            836
      43,200   Verizon Communications                                            1,701
     114,740   Vodafone Group ADR (A)                                            2,766
                                                                          ------------
                                                                                 5,303
                                                                          ------------
               TOTAL COMMON STOCK (Cost $142,345)                              151,574
                                                                          ------------

                              CORPORATE OBLIGATIONS (B) -- 3.8%
   FINANCIALS -- 3.8%
$      1,490   Bear Stearns
               2.025%, 10/06/04                                                  1,490
       2,981   First Tennessee Bank MTN (C)
               1.830%, 06/07/05                                                  2,981
       1,491   Lehman Brothers MTN (C)
               1.965%, 05/16/05                                                  1,491
                                                                          ------------
                        TOTAL CORPORATE OBLIGATIONS (Cost $5,962)                5,962
                                                                          ------------

Bishop Street Funds                                                        September 30, 2004


Equity Fund                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)



     Face                                                                       Market
    Amount                                                                      Value
 (000)/Shares                                                                   (000)
 -------------                                                            --------------

                          COMMERCIAL PAPER (B) -- 1.9%
       2,981   Morgan Stanley (C)
$              1.955%, 02/18/05                                           $      2,981
                                                                          ------------
               Total Commercial Paper (Cost $2,981)                              2,981
                                                                          ------------

                            CASH EQUIVALENTS -- 1.4%
   1,009,773   Dreyfus Cash Management Fund                                      1,010
   1,009,807   Fidelity Institutional Money Market Fund                          1,010
                                                                          ------------
               Total Cash Equivalents (Cost $2,020)                              2,020
                                                                          ------------

                        REPURCHASE AGREEMENT (B) -- 6.7%
$     10,257   Lehman Brothers 1.945%, dated 09/30/04, to be repurchased on
               10/01/04, repurchase price $10,257,457, (collateralized
               by mortgage obligations, ranging in par value $5,501,436-
               $7,385,428, 0.000%, 06/25/28-12/25/33; total market
               value $10,770,228)                                               10,257
                                                                          ------------
               TOTAL REPURCHASE AGREEMENT (Cost $10,257)                        10,257
                                                                          ------------

TOTAL INVESTMENTS (Cost $163,565)+-- 112.6%                                    172,794
                                                                          ------------

                           OTHER ASSETS AND LIABILITIES -- (12.6)%
Payable Upon Return of Securities Loaned                                       (19,200)
Other Assets and Liabilities, Net                                                 (196)
                                                                          ------------

TOTAL OTHER ASSETS AND LIABILITIES                                             (19,396)
                                                                          ------------

                                   NET ASSETS:

TOTAL NET ASSETS -- 100.0%                                                $    153,398
                                                                          ============

* NON-INCOME PRODUCING SECURITY
+ AT SEPTEMBER 30, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $163,572,365, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,207,542 AND $(10,985,675), RESPECTIVELY.
(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2004 WAS $18,550,631.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2004 WAS $19,200,042.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF
INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Bishop Street Funds                                                September 30, 2004





STRATEGIC GROWTH FUND                                                       (unaudited)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS



                                                                              Market
                                                                              Value
    Shares                                                                    (000)
 -------------                                                            --------------

                              COMMON STOCK -- 99.3%

   CONSUMER DISCRETION -- 19.9%

      32,600   Bed Bath & Beyond*                                         $      1,210
      24,900   Best Buy                                                          1,351
      31,000   Coach*                                                            1,315
      19,700   Harley-Davidson                                                   1,171
      11,900   Harman International Industries                                   1,282
      37,600   International Game Technology                                     1,352
      23,500   Lowe's                                                            1,277
      39,600   PETsMART                                                          1,124
      42,300   Staples                                                           1,261
      31,800   Yum! Brands                                                       1,293
                                                                          ------------
                                                                                12,636
                                                                          ------------
   ENERGY -- 2.0%
      24,600   BJ Services*                                                      1,289
                                                                          ------------
   FINANCIALS -- 19.4%
      24,700   Allstate                                                          1,185
      28,600   Bank of America                                                   1,239
      18,100   Capital One Financial                                             1,338
      26,900   Citigroup                                                         1,187
      17,500   Everest Re Group Ltd.                                             1,301
      13,500   Goldman Sachs Group                                               1,259
      29,500   JPMorgan Chase                                                    1,172
      22,500   MBIA                                                              1,310
      23,600   Morgan Stanley                                                    1,163
      23,000   RenaissanceRe Holdings                                            1,186
                                                                          ------------
                                                                                12,340
                                                                          ------------
   HEALTH CARE -- 16.2%
      22,500   Amgen*                                                            1,275
      40,600   Caremark Rx*                                                      1,302
      20,500   Express Scripts*                                                  1,340
      22,200   Genzyme*                                                          1,208
      36,000   Gilead Sciences*                                                  1,346
      61,000   IVAX*                                                             1,168
      17,900   UnitedHealth Group                                                1,320
      13,000   WellPoint Health Networks*                                        1,366
                                                                          ------------
                                                                                10,325
                                                                          ------------
   INDUSTRIALS -- 15.6%
      17,900   Apollo Group, Cl A*                                               1,313
      56,300   Cendant                                                           1,216
      15,000   FedEx                                                             1,285
      59,500   JetBlue Airways*                                                  1,245
      18,500   L-3 Communications Holdings                                       1,239
      42,500   Norfolk Southern                                                  1,264
      39,300   Tyco International Ltd.                                           1,205
      12,600   United Technologies                                               1,177
                                                                          ------------
                                                                                 9,944
                                                                          ------------
   INFORMATION TECHNOLOGY -- 24.1%
      45,400   Accenture Ltd., Cl A*                                             1,228
      21,600   Affiliated Computer Services, Cl A*                               1,203
      26,900   Autodesk                                                          1,308
      90,100   Avaya*                                                            1,256
      43,100   Broadcom, Cl A*                                                   1,176
      36,800   Cognos*                                                           1,307


Bishop Street Funds                                               September 30, 2004




STRATEGIC GROWTH FUND                                                       (Unaudited)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED
                                                                              Market
                                                                              Value
    Shares                                                                    (000)
 -------------                                                            --------------
   INFORMATION TECHNOLOGY (CONTINUED)
      34,400   Dell*                                                      $      1,225
      27,400   Electronic Arts*                                                  1,260
      59,600   Jabil Circuit*                                                    1,371
      15,500   Lexmark International, Cl A*                                      1,302
      46,500   Microchip Technology                                              1,248
      51,100   Sandisk*                                                          1,488
                                                                          ------------
                                                                                15,372
                                                                          ------------
   TELECOMMUNICATIONS -- 2.1%
      56,200   Nextel Communications, Cl A*                                      1,340
                                                                          ------------
               TOTAL COMMON STOCK (Cost $55,929)                                63,246
                                                                          ------------

                            CASH EQUIVALENTS -- 0.8%
     245,937   Dreyfus Cash Management Fund                                        246
     245,937   Fidelity Institutional Money Market Fund                            246
                                                                          ------------
               TOTAL CASH EQUIVALENTS (Cost $492)                                  492
                                                                          ------------

TOTAL INVESTMENTS (Cost $56,421)+-- 100.1%                                      63,738
                                                                          ------------

                     OTHER ASSETS AND LIABILITIES -- (0.1)%

TOTAL OTHER ASSETS AND LIABILITIES                                                 (95)
                                                                          ------------

                                   NET ASSETS:


TOTAL NET ASSETS -- 100.0%                                                $     63,643
                                                                          ============

* NON-INCOME PRODUCING SECURITY
+ AT SEPTEMBER 30, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,491,954, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,722,353 AND $(1,476,138), RESPECTIVELY.
CL -- CLASS
LTD. -- LIMITED

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                               September 30, 2004





TAX MANAGED EQUITY FUND                                                      (unauditedD)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


                                                                              Market
                                                                              Value
    Shares                                                                    (000)
 -------------                                                            --------------

                              COMMON STOCK -- 98.6%
   CONSUMER DISCRETION -- 9.6%

       4,300   Carnival                                                   $        203
       6,045   Clear Channel Communications                                        188
      11,930   Home Depot                                                          468
      28,630   IAC/InterActiveCorp*                                                631
       6,660   Omnicom Group                                                       487
       8,600   Target                                                              389
       6,730   Tiffany                                                             207
      14,750   Time Warner*                                                        238
      10,200   Viacom, Cl B                                                        342
                                                                          ------------
                                                                                 3,153
                                                                          ------------
   CONSUMER STAPLES -- 10.6%
       7,470   Anheuser-Busch                                                      373
      11,380   Avon Products                                                       497
       5,940   Coca-Cola                                                           238
      11,170   CVS                                                                 471
      10,180   PepsiCo                                                             495
      11,940   Procter & Gamble                                                    646
      14,240   Wal-Mart Stores                                                     758
                                                                          ------------
                                                                                 3,478
                                                                          ------------
   ENERGY -- 9.9%
       6,560   Anadarko Petroleum                                                  435
       4,320   ChevronTexaco                                                       232
       6,000   Devon Energy                                                        426
      26,100   Exxon Mobil                                                       1,261
      13,840   Halliburton                                                         466
       6,500   Schlumberger Ltd.                                                   438
                                                                          ------------
                                                                                 3,258
                                                                          ------------
   FINANCIALS -- 20.4%
      10,500   Allstate                                                            504
       7,580   American Express                                                    390
      10,700   American International Group                                        728
      25,110   Citigroup                                                         1,108
       3,000   Goldman Sachs Group                                                 280
      17,790   JPMorgan Chase                                                      707
       8,320   MBIA                                                                484
       5,760   Merrill Lynch                                                       286
       8,210   Morgan Stanley                                                      405
       9,382   St. Paul Travelers                                                  310
      10,970   Wachovia                                                            515
       6,500   Washington Mutual                                                   254
      12,230   Wells Fargo                                                         729
                                                                          ------------
                                                                                 6,700
                                                                          ------------
   HEALTH CARE -- 12.4%
      15,400   Amgen*                                                              873
       2,700   Biogen Idec*                                                        165
       8,500   Boston Scientific*                                                  338
       3,670   Genzyme*                                                            200
       5,000   Gilead Sciences*                                                    187
      13,360   Johnson & Johnson                                                   752
      11,200   Merck                                                               369
      25,808   Pfizer                                                              790


Bishop Street Funds                                                    September 30, 2004





TAX MANAGED EQUITY FUND                                                      (unaudited)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


                                                                              Market
                                                                              Value
    Shares                                                                    (000)
 -------------                                                            --------------
   HEALTH CARE (CONTINUED)
       5,380   UnitedHealth Group                                         $        397
                                                                          ------------
                                                                                 4,071
                                                                          ------------
   INDUSTRIALS -- 12.4%
       7,960   3M                                                                  637
       5,030   General Dynamics                                                    514
      30,000   General Electric                                                  1,007
       4,900   Illinois Tool Works                                                 457
       3,500   Mohawk Industries*                                                  278
      19,600   Pentair                                                             684
       5,100   Tyco International Ltd.                                             156
       4,840   United Parcel Service/Georgia, Cl B                                 367
                                                                          ------------
                                                                                 4,100
                                                                          ------------
   INFORMATION TECHNOLOGY -- 15.6%
      23,500   Applied Materials*                                                  388
      25,480   Cisco Systems*                                                      461
      13,060   Dell*                                                               465
      25,200   Flextronics International Ltd.*                                     334
      26,740   Intel                                                               536
       5,400   International Business Machines                                     463
       5,070   Linear Technology                                                   184
      34,200   Microsoft                                                           946
      13,640   Paychex                                                             411
       4,940   SAP ADR*                                                            192
      13,500   Symantec*                                                           741
                                                                          ------------
                                                                                 5,121
                                                                          ------------
   MATERIALS -- 3.3%
      15,960   Alcoa                                                               536
       8,100   EI Du Pont de Nemours                                               347
       5,220   Praxair                                                             223
                                                                          ------------
                                                                                 1,106
                                                                          ------------
   TELECOMMUNICATIONS -- 4.4%
       8,290   Qualcomm                                                            324
      11,760   SBC Communications                                                  305
       9,830   Verizon Communications                                              387
      18,000   Vodafone Group ADR                                                  434
                                                                          ------------
                                                                                 1,450
                                                                          ------------
               TOTAL COMMON STOCK (Cost $27,734)                                32,437
                                                                          ------------

                            CASH EQUIVALENTS -- 1.4%
     225,309   Dreyfus Cash Management Fund                                        225
     225,308   Fidelity Institutional Money Market Fund                            225
                                                                          ------------
               TOTAL CASH EQUIVALENTS (Cost $450)                                  450
                                                                          ------------

TOTAL INVESTMENTS (Cost $28,184)+--100.0%                                       32,887
                                                                          ------------

                      OTHER ASSETS AND LIABILITIES -- 0.0%

OTHER ASSETS AND LIABILITIES, NET                                                   --
                                                                          ------------


Bishop Street Funds                                                    September 30, 2004




TAX MANAGED EQUITY FUND                                                      (unaudited)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                              Value
                                                                              (000)
                                                                          --------------

                                   NET ASSETS:

TOTAL NET ASSETS -- 100.0%                                                $     32,887
                                                                          ============

* NON-INCOME PRODUCING SECURITY
+ AT SEPTEMBER 30, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $28,183,665, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,436,263 AND $(733,137), RESPECTIVELY.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                                    September 30, 2004


High Grade Income Fund                                                     (UNAUDITED)
----------------------------------------------------------------------------------------
                                  SCHEDULE OF INVESTMENTS


     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------

                         CORPORATE OBLIGATIONS -- 54.5%
   AEROSPACE & DEFENSE -- 4.9%
               Boeing
$      2,800   7.875%, 02/15/05                                           $      2,857
               General Dynamics
       2,850   4.500%, 08/15/10                                                  2,911
               United Technologies (A)
       1,500   6.350%, 03/01/11                                                  1,665
                                                                          ------------
                                                                                 7,433
                                                                          ------------
   BANKS -- 1.7%
               Bank of America
       2,600   4.875%, 01/15/13                                                  2,637
                                                                          ------------
   BIOTECHNOLOGY -- 2.2%
               Pharmacia
       3,275   5.750%, 12/01/05                                                  3,388
                                                                          ------------
   BROADCASTING & CABLE -- 1.2%
               TCI Communications
       1,550   7.875%, 08/01/13                                                  1,814
                                                                          ------------
   COMPUTER HARDWARE -- 1.1%
               Dell
       1,475   6.550%, 04/15/08                                                  1,623
                                                                          ------------
   DIVERSE FINANCIAL SERVICES -- 15.0%
               American General Finance MTN, Ser G
       1,550   5.750%, 03/15/07                                                  1,637
               Citigroup
       2,600   6.750%, 12/01/05                                                  2,723
               Countrywide Home Loan MTN, Ser H
       1,500   6.250%, 04/15/09                                                  1,636
               Ford Motor Credit
       1,400   7.375%, 10/28/09                                                  1,533
               Ford Motor Credit MTN
       1,400   7.750%, 02/15/07                                                  1,523
               General Electric Capital MTN, Ser A
       2,600   5.450%, 01/15/13                                                  2,755
               General Motors Acceptance
         700   7.000%, 02/01/12                                                    732
       1,400   6.750%, 01/15/06                                                  1,460
         525   4.500%, 07/15/06                                                    533
               Goldman Sachs Group
       2,600   6.600%, 01/15/12                                                  2,904
               JPMorgan Chase (A)
       1,500   3.500%, 03/15/09                                                  1,480
               Morgan Stanley
       2,800   6.600%, 04/01/12                                                  3,122
               Unitrin
         850   4.875%, 11/01/10                                                    844
                                                                          ------------
                                                                                22,882
                                                                          ------------
   FINANCIALS (B) -- 9.2%
               Bear Stearns
       3,510   2.025%, 10/06/04                                                  3,510
               First Tennessee Bank MTN (C)
       7,019   1.830%, 06/07/05                                                  7,017

Bishop Street Funds                                                   September 30, 2004



High Grade Income Fund                                                     (UNAUDITED)
-----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------
   FINANCIALS (CONTINUED)
               Lehman Brothers MTN (C)
$      3,509   1.965%, 05/16/05                                           $      3,509
                                                                          ------------
                                                                                14,036
                                                                          ------------
   FORESTRY -- 1.0%
               Weyerhaeuser
       1,420   6.750%, 03/15/12                                                  1,592
                                                                          ------------
   GENERAL MERCHANDISE -- 3.3%
               Sears Roebuck Acceptance
         600   7.000%, 02/01/11                                                    662
               Target
       1,300   6.350%, 01/15/11                                                  1,449
               Wal-Mart Stores
       2,625   8.000%, 09/15/06                                                  2,871
                                                                          ------------
                                                                                 4,982
                                                                          ------------
   HEALTH CARE -- 1.0%
               UnitedHealth Group
       1,400   5.200%, 01/17/07                                                  1,463
                                                                          ------------
   HOUSEHOLD PRODUCTS -- 0.5%
               Newell Rubbermaid
         650   6.600%, 11/15/06                                                    696
                                                                          ------------
   MACHINERY - INDUSTRIAL -- 1.1%
               Masco
       1,500   5.875%, 07/15/12                                                  1,613
                                                                          ------------
   OIL & GAS - EQUIPMENT/SERVICES -- 0.9%
               Baker Hughes
       1,300   6.000%, 02/15/09                                                  1,409
                                                                          ------------
   OIL & GAS - EXPLORATION/PRODUCTION -- 2.0%
               Anadarko Petroleum
       1,250   7.200%, 03/15/29                                                  1,448
               Ocean Energy
       1,450   7.250%, 10/01/11                                                  1,647
                                                                          ------------
                                                                                 3,095
                                                                          ------------
   PHARMACEUTICALS -- 1.9%
               Abbott Laboratories
       2,700   6.400%, 12/01/06                                                  2,894
                                                                          ------------
   RETAIL - FOOD -- 1.7%
               Kraft Foods
       1,400   6.250%, 06/01/12                                                  1,530
               McDonald's MTN, Ser E
       1,000   5.950%, 01/15/08                                                  1,068
                                                                          ------------
                                                                                 2,598
                                                                          ------------
   SEMI-CONDUCTORS -- 2.0%
               Constellation Energy Group (A)
       1,400   7.000%, 04/01/12                                                  1,585

Bishop Street Funds                                                   September 30, 2004



High Grade Income Fund                                                     (UNAUDITED)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)


     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------
   SEMI-CONDUCTORS (CONTINUED)
               Duke Energy (A)
$      1,425   4.200%, 10/01/08                                           $      1,440
                                                                          ------------
                                                                                 3,025
                                                                          ------------
   TELECOMMUNICATIONS -- 2.8%
               AT&T Wireless Services
       1,550   7.350%, 03/01/06                                                  1,646
               Verizon Virginia, Ser A
       1,400   4.625%, 03/15/13                                                  1,367
               Vodafone Group
       1,300   3.950%, 01/30/08                                                  1,319
                                                                          ------------
                                                                                 4,332
                                                                          ------------
   UTILITIES -- 1.0%
               Dominion Resources
       1,500   4.125%, 02/15/08                                                  1,520
                                                                          ------------
               TOTAL CORPORATE OBLIGATIONS (Cost $81,869)                       83,032
                                                                          ------------

                           U.S. TREASURY OBLIGATIONS -- 31.8% U. S. Treasury
               Bonds TIPS
       1,006   2.000%, 07/15/14 (A)                                              1,028
               U.S. Treasury Bonds (A)
       3,250   7.500%, 11/15/16                                                  4,177
       9,000   7.250%, 05/15/16                                                 11,329
       3,300   6.375%, 08/15/27                                                  3,941
       4,240   6.250%, 08/15/23                                                  4,951
       3,000   6.000%, 02/15/26                                                  3,420
       7,500   5.375%, 02/15/31                                                  8,034
               U.S. Treasury Notes
         500   4.750%, 05/15/14 (A)                                                525
       3,000   4.375%, 05/15/07 (A)                                              3,120
       1,300   4.375%, 08/15/12 (A)                                              1,340
       1,500   4.000%, 02/15/14                                                  1,489
       2,500   2.375%, 08/15/06 (A)                                              2,492
       2,500   1.500%, 07/31/05 (A)                                              2,487
                                                                          ------------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,784)                   48,333
                                                                          ------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.5%
               FHLB
       1,500   5.375%, 02/15/07                                                  1,579
       2,800   3.375%, 02/15/08                                                  2,802
       1,500   2.000%, 07/28/06 (D)                                              1,497
               FHLMC
       2,800   5.125%, 10/15/08                                                  2,971
       2,000   3.750%, 08/15/08                                                  2,020
               FNMA
       4,000   7.250%, 01/15/10 (A)                                              4,639
       1,400   5.500%, 07/18/12 (A)                                              1,425
       2,925   4.406%, 02/17/09                                                  2,939
       2,800   3.875%, 11/17/08 (A)                                              2,792
       5,600   3.750%, 09/15/08                                                  5,572
       3,000   2.540%, 01/12/07                                                  2,975
                                                                          ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,829)          31,211
                                                                          ------------

Bishop Street Funds                                                   September 30, 2004



High Grade Income Fund                                               (UNAUDITED)
---------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS (CONTINUED)



     Face                                                                     Market
    Amount                                                                    Value
 (000)/Shares                                                                 (000)
 -------------                                                            --------------

                         COMMERCIAL PAPER (B)(C) -- 4.6%
               Morgan Stanley
$      7,019   1.955%, 02/18/05                                           $      7,019
                                                                          ------------
               TOTAL COMMERCIAL PAPER (Cost $7,019)                              7,019
                                                                          ------------

                            CASH EQUIVALENTS -- 1.6%
   1,265,972   Dreyfus Cash Management Fund                                      1,266
   1,265,972   Fidelity Institutional Money Market Fund                          1,266
                                                                          ------------
               TOTAL CASH EQUIVALENTS (Cost $2,532)                              2,532
                                                                          ------------

                        REPURCHASE AGREEMENT (B) -- 15.8%
 $    24,148   Lehman Brothers 1.945%, dated 09/30/04, to be repurchased on
               10/01/04, repurchase price $24,149,140, (collateralized by mortgage obligations, ranging in par value
               $12,953,565-$17,389,573, 0.000%, 06/25/28-12/25/33; total
               market value $25,356,357)                                        24,148
                                                                          ------------
               TOTAL REPURCHASE AGREEMENT (Cost $24,148)                        24,148
                                                                          ------------

TOTAL INVESTMENTS (Cost $191,181)+-- 128.8%                                    196,275
                                                                          ------------

                     OTHER ASSETS AND LIABILITIES -- (28.8)%
Payable Upon Return of Securities Loaned                                       (45,203)
Other Assets and Liabilities, Net                                                1,324
                                                                          ------------

TOTAL OTHER ASSETS AND LIABILITIES                                             (43,879)
                                                                          ------------

                                   NET ASSETS:

TOTAL NET ASSETS -- 100.0%                                                $    152,396
                                                                          ============

+ AT SEPTEMBER 30, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $191,180,899, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,441,856 AND $(347,703), RESPECTIVELY.
(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2004 WAS $44,179,295.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2004 WAS $45,202,676.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF
INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(D) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2004.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
TIPS -- TREASURY INFLATION-PROTECTED SECURITY

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Bishop Street Funds                                                   September 30, 2004



Hawaii Municipal Bond Fund                                                 (UNAUDITED)
---------------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS


     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------

                                MUNICIPAL BONDS -- 98.3%
   ARKANSAS -- 0.3%
               Bentonville, School District No. 006, Ser C, GO
$        505   4.375%, 06/01/16                                           $        516
                                                                          ------------
   CALIFORNIA -- 0.9%
               Highland, Redevelopment Agency, Project Area No. 1 Tax
               Allocation RB, AMBAC Insured
       1,440   5.650%, 12/01/24                                                  1,659
                                                                          ------------
   FLORIDA -- 0.3%
               Leesburg, Utilities, RB, FGIC Insured
         500   5.000%, 10/01/34                                                    513
                                                                          ------------
   HAWAII -- 82.3%
               Department of Budget & Finance, Electric & Subsidiary
               Project, Ser B, RB
       1,000   5.000%, 12/01/22                                                  1,031
               Department of Budget & Finance, Hawaiian Electric, Ser A,
               RB, AMBAC Insured
       2,000   5.500%, 12/01/14                                                  2,227
               Department of Budget & Finance, Hawaiian Electric, Ser A,
               RB, AMT, AMBAC Insured
         460   5.100%, 09/01/32                                                    468
               Department of Budget & Finance, Hawaiian Electric, Ser A,
               RB, AMT, MBIA Insured
         785   6.200%, 05/01/26                                                    833
         880   5.650%, 10/01/27                                                    949
               Department of Budget & Finance, Hawaiian Electric, Ser B,
               RB, AMT, AMBAC Insured
       1,000   5.750%, 12/01/18                                                  1,104
               Department of Budget & Finance, Hawaiian Electric, Ser C,
               RB, AMT, AMBAC Insured
       1,000   6.200%, 11/01/29                                                  1,120
               Department of Budget & Finance, Kapiolani Health, RB
         100   6.250%, 07/01/21                                                    103
               Department of Budget & Finance, Queens Health Systems, Ser
               A, RB, Pre-Refunded @ 102 (A)
       1,450   5.875%, 07/01/06                                                  1,579
       2,505   5.750%, 07/01/06                                                  2,723
               Department of Budget & Finance, Queens Health Systems, Ser
               B, RB, MBIA Insured
         750   5.250%, 07/01/11                                                    818
       1,445   5.250%, 07/01/12                                                  1,577
       1,275   5.250%, 07/01/13                                                  1,391
       1,000   5.250%, 07/01/14                                                  1,090
               Department of Budget & Finance, Special Purpose Mortgage,
               Hawaiian Electric Project, Ser A, RB, AMT, MBIA Insured
       1,090   6.600%, 01/01/25                                                  1,112
               Department of Budget & Finance, Special Purpose Mortgage,
               Kapiolani Health Care System Project, RB
       1,245   6.300%, 07/01/08                                                  1,278
               Department of Budget & Finance, Special Purpose Mortgage,
               St. Francis Medical Center Project, RB, FSA Insured
         930   6.500%, 07/01/22                                                    935
               Harbor Capital Improvement, RB, AMT, MBIA Insured
       2,000   5.500%, 07/01/27                                                  2,078
         545   5.400%, 07/01/09                                                    591
               Harbor System, Ser A, RB, AMT, FSA Insured
       2,025   5.750%, 07/01/17                                                  2,238
       1,210   5.700%, 07/01/16                                                  1,337
       1,000   5.600%, 07/01/15                                                  1,103
               Harbor System, Ser B, RB, AMT, AMBAC Insured
         200   5.500%, 07/01/19                                                    219

Bishop Street Funds                                                 September 30, 2004



Hawaii Municipal Bond Fund                                                 (UNAUDITED)
----------------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS(CONTINUED)

     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------
   HAWAII (CONTINUED)
               Harbor System, Ser B, RB, AMT, FSA Insured
$      1,000   5.000%, 01/01/13                                           $      1,090
               Hawaii County, Ser A, GO, MBIA Insured
       1,470   5.000%, 07/15/24                                                  1,534
               Hawaii County, Ser A, GO, FGIC Insured
         450   5.600%, 05/01/12                                                    516
         430   5.600%, 05/01/13                                                    496
         400   5.550%, 05/01/09                                                    449
         630   5.500%, 07/15/12                                                    716
               Hawaii County, Ser A, GO, FSA Insured
       1,000   5.625%, 05/15/19                                                  1,111
         500   5.400%, 05/15/15                                                    553
       1,000   5.250%, 05/15/11                                                  1,116
       1,000   5.000%, 07/15/23                                                  1,046
               Hawaii County, Ser A, GO, MBIA Insured
       1,055   5.250%, 07/15/18                                                  1,182
       1,205   5.000%, 07/15/15                                                  1,332
               Hawaii State, Airport System, RB, AMT, FGIC Insured
       3,235   5.750%, 07/01/17                                                  3,615
         200   5.250%, 07/01/21                                                    208
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
          60   6.900%, 07/01/12                                                     71
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
       1,100   6.900%, 07/01/12                                                  1,297
               Hawaii State, Airport System, Ser B, RB, AMT, FGIC Insured
       1,500   6.625%, 07/01/18                                                  1,746
       2,500   6.500%, 07/01/14                                                  2,901
         100   6.000%, 07/01/19                                                    112
               Hawaii State, Highway, RB
       1,000   6.000%, 07/01/08                                                  1,130
       3,000   6.000%, 07/01/09                                                  3,432
         375   5.250%, 07/01/10                                                    402
         500   5.250%, 07/01/12                                                    536
       2,000   5.250%, 07/01/16                                                  2,143
               Hawaii State, Highway, RB, FGIC Insured
       3,280   5.250%, 07/01/15                                                  3,600
         405   5.000%, 07/01/16                                                    438
               Hawaii State, Housing, Finance & Development, Affordable
               Rental Housing Program, Ser A, RB
         750   6.050%, 07/01/22                                                    772
         315   6.000%, 07/01/15                                                    325
               Hawaii State, Housing, Finance & Development, Affordable
               Rental Housing Program, Ser A, RB, AMT, FNMA Collateral
       1,275   5.750%, 07/01/30                                                  1,310
          27   5.550%, 07/01/07                                                     28
       1,140   5.400%, 07/01/30                                                  1,160
         215   5.250%, 07/01/13                                                    224
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser A, RB, AMT, FNMA
               Collateral
         150   4.900%, 07/01/28                                                    153
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser B, RB, FNMA
               Collateral
       1,000   5.450%, 07/01/17                                                  1,041
               Hawaii State, Housing, Finance & Development, University
               of Hawaii, Faculty Housing Project, RB, AMBAC Insured
         700   5.650%, 10/01/16                                                    732
         415   5.000%, 10/01/06                                                    433
         395   4.850%, 10/01/05                                                    407

Bishop Street Funds                                                 September 30, 2004



Hawaii Municipal Bond Fund                                                 (UNAUDITED)
---------------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS(CONTINUED)


     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------
   HAWAII (CONTINUED)
               Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC
               Insured
$      1,475   5.250%, 05/01/13                                           $      1,636
       1,000   5.000%, 05/01/08                                                  1,092
       1,000   5.000%, 05/01/14                                                  1,082
       1,100   5.000%, 05/01/15                                                  1,191
       1,500   5.000%, 05/01/16                                                  1,619
       1,000   5.000%, 05/01/17                                                  1,076
         500   5.000%, 05/01/18                                                    536
               Hawaii State, No. 1 Capitol District State Office, COP,
               MBIA Insured
       1,000   5.200%, 05/01/14                                                  1,076
         175   5.000%, 05/01/11                                                    192
               Hawaii State, Ser CL, GO
       1,000   6.000%, 03/01/09                                                  1,135
               Hawaii State, Ser CL, GO, MBIA Insured
         555   6.000%, 03/01/08                                                    623
               Hawaii State, Ser CM, GO, FGIC Insured
       2,000   6.500%, 12/01/13                                                  2,462
         500   6.000%, 12/01/09                                                    575
       1,500   6.000%, 12/01/11                                                  1,757
               Hawaii State, Ser CN, GO, FGIC Insured
         500   5.500%, 03/01/14                                                    545
         500   5.250%, 03/01/12                                                    542
         540   5.250%, 03/01/17                                                    585
               Hawaii State, Ser CO, GO, FGIC Insured
         200   6.000%, 09/01/05                                                    208
               Hawaii State, Ser CP, GO, FGIC Insured
         300   5.000%, 10/01/16                                                    322
               Hawaii State, Ser CR, GO, MBIA Insured
         270   5.250%, 04/01/11                                                    297
       2,500   5.250%, 04/01/12                                                  2,739
       3,500   4.750%, 04/01/18                                                  3,615
               Hawaii State, Ser CU, GO, MBIA Insured
         500   5.750%, 10/01/11                                                    570
         550   5.750%, 10/01/12                                                    620
               Hawaii State, Ser CV, GO, FGIC Insured
       1,000   5.250%, 08/01/21                                                  1,071
               Hawaii State, Ser CX, GO, FSA Insured
       1,000   5.500%, 02/01/21                                                  1,101
       2,000   5.000%, 02/01/19                                                  2,125
               Hawaiian Home Lands Department, RB
       1,250   4.000%, 07/01/05                                                  1,270
               Honolulu City & County, Board of Water Supply, RB,
               Pre-Refunded @ 101 (A)
       1,000   5.800%, 07/01/06                                                  1,079
         250   5.250%, 07/01/06                                                    267
               Honolulu City & County, Board of Water Supply, Ser A, RB,
               FGIC Insured
       2,000   5.000%, 07/01/24                                                  2,095
       2,150   5.000%, 07/01/33                                                  2,201
               Honolulu City & County, FHA-Smith-Beretania-8A, RB, MBIA
               Insured
       1,000   5.450%, 01/01/25                                                  1,001
               Honolulu City & County, GO
       1,320   5.400%, 09/27/07                                                  1,442
         200   1.450%, 09/11/08                                                    200
               Honolulu City & County, GO, ETM
         230   6.000%, 12/01/09                                                    266
               Honolulu City & County, Ser A, GO
          55   6.000%, 01/01/10                                                     63
               Honolulu City & County, Ser A, GO, ETM
         500   6.000%, 01/01/09                                                    569
          95   6.000%, 01/01/10                                                    110
         245   5.700%, 04/01/09                                                    278
               Honolulu City & County, Ser A, GO, ETM, MBIA Insured
         135   6.000%, 11/01/10                                                    158

Bishop Street Funds                                                 September 30, 2004



Hawaii Municipal Bond Fund                                                 (UNAUDITED)
----------------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS(CONTINUED)


     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------
   HAWAII (CONTINUED)
               Honolulu City & County, Ser A, GO, FSA Insured,
               Pre-Refunded @ 100 (A)
$        400   5.125%, 09/01/11                                           $        451
               Honolulu City & County, Ser A, GO, MBIA Insured
         365   6.000%, 11/01/10                                                    424
       1,000   5.250%, 03/01/27                                                  1,050
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
         635   5.500%, 10/01/11                                                    732
               Honolulu City & County, Ser B, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
       2,000   5.125%, 07/01/09                                                  2,240
       2,000   5.125%, 07/01/09                                                  2,240
               Honolulu City & County, Ser C, GO, FGIC Insured
         125   5.500%, 11/01/07                                                    138
       1,200   5.125%, 07/01/11                                                  1,334
       1,100   5.125%, 07/01/15                                                  1,204
         650   5.000%, 07/01/09                                                    715
       3,500   5.000%, 07/01/19                                                  3,733
               Honolulu City & County, Ser D, GO, AMT, FGIC Insured
         245   4.850%, 02/01/10                                                    264
               Honolulu City & County, Waipahu Towers Project, Ser A, RB,
               AMT, GNMA Collateral
         200   6.900%, 06/20/35                                                    206
               Honolulu City & County, Waste Water, 2nd Board Resolution,
               Junior Ser, RB, FGIC Insured
       1,000   5.250%, 07/01/12                                                  1,117
         900   5.250%, 07/01/13                                                  1,001
       1,000   5.250%, 07/01/17                                                  1,098
       2,500   5.250%, 07/01/18                                                  2,706
       1,000   5.000%, 07/01/23                                                  1,034
               Kauai County, Public Improvement, Ser B, GO, MBIA Insured
         175   5.200%, 08/01/15                                                    190
         165   5.150%, 08/01/14                                                    179
         155   5.100%, 08/01/13                                                    168
         120   5.050%, 08/01/12                                                    130
         140   5.000%, 08/01/11                                                    153
         135   4.950%, 08/01/10                                                    144
         100   4.850%, 08/01/09                                                    107
         120   4.750%, 08/01/08                                                    129
               Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded @ 100
               (A)
       1,135   6.250%, 08/01/10                                                  1,337
       1,480   6.250%, 08/01/10                                                  1,743
       1,335   6.250%, 08/01/10                                                  1,572
       1,050   6.250%, 08/01/10                                                  1,237
               Kauai County, Ser A, GO, MBIA Insured
         750   5.625%, 08/01/18                                                    843
               Maui County, Ser A, GO
         485   5.375%, 03/01/12                                                    540
               Maui County, Ser A, GO, FGIC Insured
         100   5.125%, 03/01/14                                                    109
         615   5.100%, 03/01/19                                                    651
         200   5.000%, 03/01/13                                                    217
         795   5.000%, 03/01/18                                                    839
               Maui County, Ser A, GO, FGIC Insured, Pre-Refunded @ 101
               (A)
         500   5.200%, 09/01/07                                                    549
               Maui County, Ser A, GO, MBIA Insured
       1,840   5.000%, 03/01/20                                                  1,946
               Maui County, Ser A, GO, MBIA Insured, Pre-Refunded @ 101
               (A)
         250   5.750%, 06/01/06                                                    269
               Maui County, Ser B, GO, MBIA Insured
         500   5.000%, 09/01/17                                                    548
               Maui County, Ser C, GO, FGIC Insured
         500   5.200%, 03/01/16                                                    542
         790   5.150%, 03/01/15                                                    861
               Pacific Health Special Purpose, Ser A, RB
         500   5.600%, 07/01/33                                                    508

Bishop Street Funds                                                 September 30, 2004



Hawaii Municipal Bond Fund                                                 (UNAUDITED)
----------------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS(CONTINUED)


     Face                                                                     Market
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------
   HAWAII (CONTINUED)
               University of Hawaii, Ser A, RB, FGIC Insured
$        500   5.500%, 07/15/21                                           $        553
               University of Hawaii, Ser B, RB, FSA Insured
         320   5.250%, 10/01/16                                                    352
         775   5.250%, 10/01/17                                                    849
                                                                          ------------
                                                                               147,604
                                                                          ------------
   ILLINOIS -- 0.4%
               Illinois State, Educational Facilities Authority,
               Northwestern University, RB
         670   5.000%, 12/01/38                                                    677
                                                                          ------------
   KENTUCKY -- 0.6%
               Kenton County, Airport, RB, AMT, MBIA Insured
       1,000   5.000%, 03/01/10                                                  1,076
                                                                          ------------
   MASSACHUSETTS -- 1.5%
               Massachusetts State, Ser B, GO
       2,500   5.000%, 08/01/24                                                  2,597
                                                                          ------------
   MISSOURI -- 0.6%
               Kansas City, Water, Ser D, RB, FSA Insured
         975   5.000%, 12/01/20                                                  1,044
                                                                          ------------
   NEW JERSEY -- 1.2%
               New Jersey State, Economic Development Authority, Motor
               Vehicle, Ser A, RB, MBIA Insured
       2,000   5.000%, 07/01/34                                                  2,060
                                                                          ------------
   NEW YORK -- 0.6%
               New York State, Tobacco Settlement Financing Corp, Ser
               B-1, RB
       1,100   4.000%, 06/01/12                                                  1,119
                                                                          ------------
   OREGON -- 0.6%
               Portland, Airport & Marina Improvements, Ser 12C, RB, AMT,
               FGIC Insured
       1,000   4.750%, 07/01/10                                                  1,062
                                                                          ------------
   PUERTO RICO -- 8.7%
               Puerto Rico Commonwealth, GO, MBIA Insured
       1,500   6.500%, 07/01/10                                                  1,785
         500   6.500%, 07/01/14                                                    624
               Puerto Rico Commonwealth, Highway & Transportation, Ser J,
               RB, MBIA Insured
       1,265   5.000%, 07/01/18                                                  1,379
               Puerto Rico Commonwealth, Public Improvement, GO, FSA
               Insured
         435   5.000%, 07/01/21                                                    463
               Puerto Rico Commonwealth, Public Improvement, GO, FSA
               Insured, Pre-Refunded @ 100 (A)
         565   5.000%, 07/01/21                                                    634
               Puerto Rico Commonwealth, Public Improvement, Ser A, GO
         865   5.000%, 07/01/10                                                    942
         870   5.000%, 07/01/11                                                    952
       1,000   5.000%, 07/01/27                                                  1,012
               Puerto Rico Commonwealth, Public Improvement, Ser A, GO,
               ETM, Pre-Refunded @ 100 (A)
         135   5.000%, 07/01/10                                                    150
         130   5.000%, 07/01/11                                                    145
               Puerto Rico Commonwealth, Ser A, GO
       1,000   5.000%, 07/01/30                                                  1,085

Bishop Street Funds                                                 September 30, 2004



Hawaii Municipal Bond Fund                                                 (UNAUDITED)
----------------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS(CONTINUED)


     Face                                                                     Market
    Amount                                                                    Value
 (000)/Shares                                                                 (000)
 -------------                                                            --------------
   PUERTO RICO (CONTINUED)
               Puerto Rico, Electric Power Authority, Ser DD, RB, FSA
               Insured
$      1,000   5.000%, 07/01/28                                           $      1,024
               Puerto Rico, Electric Power Authority, Ser HH, RB, FSA
               Insured
         500   5.250%, 07/01/29                                                    522
               Puerto Rico, Housing, Banking & Finance Agency,
               Single-Family Mortgage, Affordable Housing Mortgage,
               Portfolio I, RB, AMT, GNMA/FNMA/FHLMC Collateral
         180   6.100%, 10/01/15                                                    185
               Puerto Rico, Housing Financial Authority, Capital Funding
               Program, RB
       2,500   5.000%, 12/01/16                                                  2,688
               Puerto Rico, Industrial Tourist Educational Medical
               Environmental Control Facilities, Hospital Auxilio Mutuo
               Obligation Group, Ser A, RB, MBIA Insured
         300   6.250%, 07/01/24                                                    309
               University of Puerto Rico, Ser O, RB, MBIA Insured
       1,500   5.750%, 06/01/19                                                  1,702
                                                                          ------------
                                                                                15,601
                                                                          ------------
   TEXAS -- 0.3%
               Channelview, Independent School District, Ser B, GO
         550   5.250%, 08/15/19                                                    606
                                                                          ------------
               TOTAL MUNICIPAL BONDS (Cost $165,488)                           176,134
                                                                          ------------

                                CASH EQUIVALENTS -- 2.2%
   2,031,806   Dreyfus Tax-Exempt Cash Management Fund                           2,032
   2,031,805   Fidelity Institutional Money Market Tax-Exempt Fund               2,032
                                                                          ------------
               Total Cash Equivalents (Cost $4,064)                              4,064
                                                                          ------------

TOTAL INVESTMENTS (Cost $169,552)+-- 100.5%                                    180,198
                                                                          ------------

                         OTHER ASSETS AND LIABILITIES -- (0.5)%

OTHER ASSETS AND LIABILITIES, Net                                                 (920)
                                                                          ------------

                                      NET ASSETS:

TOTAL NET ASSETS -- 100.0%                                                $    179,278
                                                                          ============

+ AT SEPTEMBER 30, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $169,516,242, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,784,436 AND $(102,715), RESPECTIVELY.
(A) PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHA -- FEDERAL HOUSING ADMINISTRATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Bishop Street Funds                                                 September 30, 2004




TREASURY MONEY MARKET FUND                                                  (unaudited)
----------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


     Face
    Amount                                                                    Value
     (000)                                                                    (000)
 -------------                                                            --------------

                           U.S. TREASURY OBLIGATIONS -- 38.3%

               U.S. Treasury Bill A)
$      3,000   1.222%, 11/18/04                                           $      2,995
               U.S. Treasury Notes
      10,500   2.000%, 11/30/04                                                 10,513
      69,000   1.750%, 12/31/04                                                 69,033
       2,000   1.625%, 04/30/05                                                  2,004
                                                                          ------------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,545)                   84,545
                                                                          ------------

                         REPURCHASE AGREEMENTS -- 61.6%
               ABN Amro 1.770%, dated 09/30/04, to be repurchased on
               10/01/04, repurchase price $35,001,721, (collateralized by a U.S. Treasury Obligation, par value $25,150,000, 8.125%,
      35,000   05/15/21; total market value 35,723,456)                         35,000
               Credit Suisse First Boston 1.750%, dated 09/30/04, to be
               repurchased on 10/01/04, repurchase price $35,001,701,
               (collateralized by U.S. Treasury Obligations, ranging in
               par value $7,656,000-$27,155,000, 0.000%-3.625%,
      35,000   07/15/09-07/15/14; total market value $35,700,423)               35,000
               Deutsche Bank 1.730%, dated 09/30/04, to be repurchased on
               10/01/04, repurchase price $40,201,832, (collateralized by
               U.S. Treasury Obligations, ranging in par value
               $1,785,000-$33,466,000, 0.000%-7.250%, 10/07/04-05/15/16;
      40,200   total market value $41,004,724)                                  40,200
               UBS Securities 1.740%, dated 09/30/04, to be repurchased
               on 10/01/04, repurchase price $25,501,233, (collateralized by U.S. Treasury Obligations, ranging in par value
               $11,225,000-$14,435,000, 1.625%-4.250%, 10/31/05-11/15/13;
      25,500   total market value $26,013,584)                                  25,500
                                                                          ------------
               TOTAL REPURCHASE AGREEMENTS (Cost $135,700)                     135,700
                                                                          ------------

TOTAL INVESTMENTS (Cost $220,245)-- 99.9%                                      220,245
                                                                          ------------

                      OTHER ASSETS AND LIABILITIES -- 0.1%

OTHER ASSETS AND LIABILITIES, NET                                                  153
                                                                          ------------

                                   NET ASSETS:

TOTAL NET ASSETS-- 100.0%                                                 $    220,398
                                                                          ============

(A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                                   September 30, 2004


Money Market Fund                                                             (UNAUDITED)
------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS



        Face
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------

                          COMMERCIAL PAPER (D) -- 42.4%
      ASSET-BACKED -- 23.5%
                 Apreco (E)
   $     4,000   1.660%, 11/15/04                                           $      3,992
                 Ciesco
         4,500   1.790%, 11/16/04                                                  4,490
                 CRC Funding (E)
         4,500   1.590%, 10/12/04                                                  4,498
                 Edison Asset Securitization (E)
         4,500   1.800%, 12/09/04                                                  4,484
                 Falcon Asset Securitization (E)
         4,800   1.780%, 10/26/04                                                  4,794
                 Galaxy Funding (E)
         4,000   1.660%, 11/18/04                                                  3,991
                 Greyhawk Funding (E)
         2,995   1.600%, 10/12/04                                                  2,994
                 Jupiter Securitization (E)
         4,700   1.770%, 10/05/04                                                  4,699
                 Kitty Hawk Funding (E)
         5,000   1.600%, 10/12/04                                                  4,998
                 Mont Blanc Capital (E)
         4,500   1.650%, 11/15/04                                                  4,491
                 Park Avenue Receivables (E)
         4,500   1.780%, 10/22/04                                                  4,495
                 Preferred Receivable Funding (E)
         2,750   1.780%, 10/12/04                                                  2,748
                 Yorktown Capital (E)
         4,800   1.780%, 10/05/04                                                  4,799
                                                                             ------------
                                                                                  55,473
                                                                             ------------
      BANKS -- 4.2%
                 Bank of America
         5,000   1.870%, 12/20/04                                                  4,979
                 Danske
         5,000   1.650%, 10/25/04                                                  4,995
                                                                             ------------
                                                                                   9,974
                                                                             ------------
      CONSUMER STAPLES (E) -- 4.1%
                 Coca-Cola Enterprises
         5,000   1.770%, 10/28/04                                                  4,993
                 Diageo Capital
         4,700   1.760%, 10/22/04                                                  4,695
                                                                             ------------
                                                                                   9,688
                                                                             ------------
      DIVERSE FINANCIAL SERVICES -- 8.9%
                 CBA Finance
         3,000   1.730%, 12/03/04                                                  2,991
                 General Electric Capital
         3,500   1.660%, 11/17/04                                                  3,492
                 International Lease Finance
         2,494   1.710%, 11/16/04                                                  2,489
                 Morgan Stanley
         4,000   1.780%, 10/26/04                                                  3,995
                 Nationwide Building
         5,000   1.500%, 10/01/04                                                  5,000
                 New York Life Capital (E)
         3,000   1.770%, 10/19/04                                                  2,997
                                                                             ------------
                                                                                  20,964
                                                                             ------------

Bishop Street Funds                                                        September 30, 2004

Money Market Fund                                                            (UNAUDITED)
-------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)



        Face
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------
      SCHOOLS -- 1.7%
                 Yale University TECP
   $     4,000   1.700%, 11/02/04                                            $     3,994
                                                                             ------------
                  TOTAL COMMERCIAL PAPER (Cost $100,093)                         100,093
                                                                             ------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.6%
                 FHLB
         2,500   1.420%, 11/10/04 (C)                                              2,496
         4,000   1.400%, 11/12/04 (C)                                              3,993
         3,000   2.125%, 12/15/04                                                  3,006
         1,500   1.500%, 03/01/05                                                  1,500
         4,000   1.625%, 04/15/05                                                  4,007
         1,100   1.660%, 05/16/05                                                  1,100
                 FHLMC (C)
         5,000   1.607%, 11/09/04                                                  4,991
         4,500   1.201%, 12/29/04                                                  4,487
                 FNMA
         2,500   1.258%, 11/03/04 (C)                                              2,497
         6,000   1.606%, 11/10/04 (C)                                              5,989
         3,000   1.760%, 11/12/04 (C)                                              2,995
         3,500   1.790%, 12/15/04 (C)                                              3,488
         2,800   1.375%, 02/14/05                                                  2,800
           540   1.610%, 05/13/05                                                    540
                                                                             ------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,889)         43,889
                                                                             ------------

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 13.2%
                 ABN Amro Bank (A)
         3,000   1.770%, 10/29/04                                                  3,000
                 Bradford & Bingley (A)(E)
         4,000   1.560%, 10/08/04                                                  4,000
                 Credit Suisse First Boston
         5,000   1.830%, 12/16/04                                                  5,000
                 Svenska Handelsbank
         5,000   1.230%, 10/12/04                                                  5,000
                 Wells Fargo Bank
         6,000   1.770%, 10/21/04                                                  6,000
                 Westdeutsche Landesbank
         5,000   1.320%, 01/27/05                                                  5,000
                 Wilmington Trust
         3,100   1.780%, 10/28/04                                                  3,100
                                                                             ------------
                  TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $31,100)         31,100
                                                                             ------------

                        INSURANCE FUNDING AGREEMENTS (A)(B)(E) -- 6.5%
                 Allstate
         3,000   1.970%, 12/15/04                                                  3,000
                 Metropolitan Life Insurance
         5,000   1.774%, 11/01/04                                                  5,000
                 Monumental Life Insurance
         5,500   1.780%, 10/01/04                                                  5,500
                 Travelers Insurance
         2,000   1.870%, 11/30/04                                                  2,000
                                                                             ------------
                  TOTAL INSURANCE FUNDING AGREEMENTS (Cost $15,500)               15,500
                                                                             ------------

Bishop Street Funds                                                        September 30, 2004


Money Market Fund                                                           (UNAUDITED)
-------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)



        Face
       Amount                                                                   Value
       (000)                                                                    (000)
    -------------                                                            --------------

                          CORPORATE OBLIGATIONS -- 5.3%
      BANKS -- 3.5%
                 Barclays Bank (A)
   $     1,500   1.770%, 10/25/04                                            $     1,500
                 Chase Manhattan Bank (A)
         2,750   1.700%, 10/12/04                                                  2,750
                 US Bank
         4,000   1.130%, 10/12/04                                                  3,999
                                                                             ------------
                                                                                   8,249
                                                                             ------------
      DIVERSE FINANCIAL SERVICES (A)-- 1.8%
                 General Electric Capital
         2,300   1.838%, 10/12/04                                                  2,300
                 General Electric Capital MTN
         2,000   1.868%, 10/18/04                                                  2,000
                                                                             ------------
                                                                                   4,300
                                                                             ------------
                  TOTAL CORPORATE OBLIGATIONS (Cost $12,549)                      12,549
                                                                             ------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
                 Aire Valley Mortgages, Ser 2004-1A, Cl 1A
         1,800   1.840%, 10/20/04                                                  1,800
                 Granite Mortgages, Ser 2004-1, Cl 1A1
           725   1.770%, 10/20/04                                                    725
                 Holmes Financing, Ser 8, Cl 1A
         2,500   1.710%, 10/15/04                                                  2,500
                 Permanent Financing, Ser 3, Cl 1A
         2,055   1.700%, 10/12/04                                                  2,055
                 Permanent Financing, Ser 4, Cl 1A
         2,000   1.690%, 10/12/04                                                  2,000
                 Permanent Financing, Ser 5, Cl 1A
         1,650   1.738%, 10/12/04                                                  1,650
                                                                             ------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,730)        10,730
                                                                             ------------

                                REPURCHASE AGREEMENTS -- 10.3%
        12,500   Credit Suisse First Boston 1.870%, dated 09/30/04, to be
                 repurchased on 10/01/04, repurchase price $12,500,649,
                 (collateralized by a U.S. Government Obligation, par value
                 $14,430,000, 4.000%, 09/01/33; total market value
                 $12,753,795)                                                     12,500
        11,700   UBS Securities 1.890%, dated 09/30/04, to be repurchased
                 on 10/01/04, repurchase price $11,700,614, (collateralized by a U.S. Government Obligation, par value $12,035,000,
                 3.375%, 04/15/09; total market value $11,935,396)                11,700
                                                                             ------------
                  TOTAL REPURCHASE AGREEMENTS (Cost $24,200)                      24,200
                                                                             ------------

   TOTAL INVESTMENTS (Cost $238,061)-- 100.8%                                    238,061
                                                                             ------------

                            OTHER ASSETS AND LIABILITIES -- (0.8)%

   OTHER ASSETS AND LIABILITIES, NET                                              (1,790)
                                                                             ------------

                                         NET ASSETS:

   TOTAL NET ASSETS -- 100.0%                                                $   236,271
                                                                             ============


Bishop Street Funds                                                        September 30, 2004

Money Market Fund                                                            (UNAUDITED)
-------------------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)

   (A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2004. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
   (B) SECURITY CONSIDERED ILLIQUID.
   (C) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
   (D) REPRESENTS THE DISCOUNT YIELD AT THE DATE OF PURCHASE.
   (E) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
   CL -- CLASS
   FHLB -- FEDERAL HOME LOAN BANK
   FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
   MTN -- MEDIUM TERM NOTE
   SER -- SERIES
   TECP -- TAX-EXEMPT COMMERCIAL PAPER

   FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Bishop Street Funds                                                        September 30, 2004



ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                       SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                            Bishop Street Funds


By (Signature and Title)*                               /s/ Robert A. Nesher
                                                        --------------------
                                                        Robert A. Nesher
                                                        President
Date: 11/24/04




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                               /s/ Robert A. Nesher
                                                        --------------------
                                                        Robert A. Nesher
                                                        President
Date: 11/24/04


By (Signature and Title)*                               /s/ Peter J. Golden
                                                        --------------------
                                                        Peter J. Golden
                                                        Treasurer and Controller

Date: 11/24/04
* Print the name and title of each signing officer under his or her signature.